UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: This Amendment :
[ ] is a restatement [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Pollux Capital
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Address:   Rua Visconde de Piraja, 250 - 7th floor
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           Rio de Janeiro, RJ 22410-000
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           Brazil
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Form 13F File Number: 028-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sergio Campos
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Title:     Chief Financial Officer / Chief Operating Officer
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Phone:     (55 21) 2227-9000
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Signature, Place, and Date of Signing:
/s/ Sergio Campos,  Rio de Janeiro - RJ /Brazil,  08/13/2008

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Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        6
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Form 13F Information Table Value Total:        $70,387
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                                                (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                            FORM 13F INFORMATION TABLE


         COLUMN 1                 COLUMN 2   COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6             COLUMN 7   COLUMN8

                                                          VALUE    SHRS OR      SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT      PRN CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- ----------- -----------  -------- ----------- ---------- ------- ------ ----
ACTIVISION INC                 COM           004930202    8,586      252,000    SH       SOLE                   252,000   0     0


APPLE, INC                     COM           037833100   16,188       96,680    SH       SOLE                    96,680   0     0


CB RICHARD ELLIS GROUP, INC    COM           12497T101    4,674      243,448    SH       SOLE                   243,448   0     0


ELECTRONIC ARTS                COM           285512109    8,264      186,000    SH       SOLE                   186,000   0     0


NYMEX HOLDINGS INC             COM           62948N104   20,698      245,000    SH       SOLE                   245,000   0     0


WENDYS INTL INC                COM           950590109   11,977      440,020    SH       SOLE                   440,020   0     0


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